OTHER ASSETS, NET	7 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS, NET
7.	OTHER ASSETS, NET

(dollars in thousands)	December 31, 2021	December 31, 2020
Fixed assets, net:
Leasehold improvements	$6,692	$2,133
Furniture and fixtures	1,631	1,612
Computer hardware and software	1,968	1,286
Accumulated depreciation and amortization	(2,340)	(1,675)

Fixed assets, net	7,951	3,356
Investments (includes $1,311 and $— at fair value and $8,522 and $5 of investments in the Company’s products)	12,143	2,678
Prepaid expenses	8,496	874
Deferred transaction costs	347	8,255
Other assets	9,683	1,306

Total	$38,620	$16,469